April 30, 2007

VIA EDGAR

The United States Securities and
Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-0506

Subject:	Nationwide Variable Account – II
Nationwide Life Insurance Company
Post-Effective Amendment No. 17(File No. 333-103095)
CIK Number:  0000356514

Ladies and Gentlemen:

We are filing on behalf of Nationwide Life Insurance Company (the “Company”) and its Nationwide Variable Account – II (the “Variable Account”) which is registered as a unit investment trust under the Investment Company Act of 1940.  In that capacity, and in accordance with Regulation S-T governing electronic filing procedures, we submit for filing pursuant to Rule 485(b) under the Securities Act of 1933 (the “1933 Act”):

1.	One complete copy of Post-Effective Amendment No. 17 to the Variable Account’s Registration Statement (the “Post-Effective Amendment”); and

2.
One copy of a power of attorney authorizing certain officers of the Company to take various actions on behalf of the Company and the Variable Account, including the execution of registration statements.  An original power of attorney is on file with the Company.

The changes to the Post-Effective Amendment consist primarily of updating the financial information, current to the fiscal year ending December 31, 2006.  Changes since Post-Effective Amendment No. 16, except for changes to the financial statements, are noted in the “electronic redlined” copies.  All of the financial statements have been updated and therefore have not been redlined.

This Post-Effective Amendment shall be effective on May 1, 2007 pursuant to Rule 485(b) under the 1933 Act.  The Company has prepared and reviewed this Post-Effective Amendment.  It is our opinion that the Post-Effective Amendment does not contain disclosures that render it ineligible to be effective pursuant to Rule 485(b) under the 1933 Act.

The United States Securities
     and Exchange Commission
April 30, 2007

_______________________

Please contact me direct at (614) 249-6522 if you have any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ Jeanny V. Simaitis
Jeanny V. Simaitis
Lead Counsel